Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings (Gross Obligations by Remaining Contractual Maturity and Class of Collateral Pledged) (Detail) - JPY (¥)
¥ in Billions
	Sep. 30, 2018	Mar. 31, 2018
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	¥ 28,029	¥ 21,169
Payables under securities lending transactions	1,924	8,206
Obligations to return securities received as collateral	3,427	3,177
Total	33,380	32,552
Overnight and Open [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	4,960	2,290
Payables under securities lending transactions	1,472	4,647
Obligations to return securities received as collateral	3,075	2,855
Total	9,507	9,792
30 Days or Less [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	16,192	14,328
Payables under securities lending transactions	436	2,343
Obligations to return securities received as collateral	245	202
Total	16,873	16,873
31-90 Days [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	3,603	2,004
Payables under securities lending transactions	16	1,216
Obligations to return securities received as collateral	105	120
Total	3,724	3,340
Over 90 Days [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	3,274	2,547
Obligations to return securities received as collateral	2
Total	¥ 3,276	¥ 2,547